Related Party Transactions (Details) (USD $)	12 Months Ended				1 Months Ended					12 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 Vinfluence [Member] Series B Preferred Stock [Member]	Oct. 31, 2012 Vinfluence [Member] Series D Preferred Stock [Member]	Aug. 31, 2012 Michael D. Francis [Member]	Jun. 30, 2012 Michael D. Francis [Member]	Dec. 31, 2010 Michael D. Francis [Member]	Aug. 08, 2012 Michael D. Francis [Member]	Jun. 07, 2012 Michael D. Francis [Member]	Oct. 31, 2012 Michael D. Francis [Member] September 7, 2012 [Member]	Oct. 31, 2012 Michael D. Francis [Member] September 19, 2012 [Member]	Dec. 31, 2010 Herbert Kozlov [Member]	Dec. 06, 2010 Herbert Kozlov [Member]	Oct. 31, 2011 Capara Investments [Member]	Jul. 31, 2011 Capara Investments [Member]	Jun. 30, 2011 Capara Investments [Member]	Oct. 31, 2011 Capara Investments [Member] PromissoryNote
Related Party Transactions (Textual)
Gross proceed from unsecured convertible promissory note					$ 100,000	$ 60,000	$ 75,000					$ 50,000		$ 5,000	$ 50,000	$ 50,000	$ 105,000
Interest rate on unsecured convertible promissory note					8.00%	8.00%
Maturity date of unsecured convertible promissory note					Oct. 31, 2012	Oct. 31, 2012
Conversion price								$ 0.06	$ 0.07
Description of conversion price					The conversion price of $.06 per share is equal to 75% of the closing price of the Company's common stock for the 10 preceding days.	The conversion price of $.074 per share is equal to 75% of the closing price of the Company's common stock for the 10 preceding days.
Proceeds from loans										30,000	30,000
Common stock issued upon conversion of preferred stock			37,362,125	37,362,125
Number of promissory notes issued																	2
Accrued and unpaid interest (added to the principal amount of the Francis Note, Kozlov Note and Capara Notes)	73,722	211,833
Extended maturity date of unsecured promissory note													Mar. 01, 2013
Interest expense on the Director Notes, Shareholder Notes and Unrelated Party Notes	$ 66,079	$ 151,771